Business Acquisition and Goodwill (Tables)	12 Months Ended
Jun. 30, 2024
Business Acquisition and Goodwill [Abstract]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes	The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes at the acquisition date.
	Amount	Amortization
	US$	Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358
*	Before effect of the 1-5 reverse split.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on March 31, 2023.
	Amount	Amortization
	US$	Years
Current assets	1,967,092
Property and equipment, net	8,237
Backlog	257,732	3.75
Total identifiable assets acquired	2,233,061

Current liabilities	494,928
Deferred tax liabilities	14,681
Total liabilities assumed	509,609

Net identifiable assets acquired	1,723,452
Total purchase consideration	742,618
Fair value of non-controlling interests	724,999
Bargain purchase gain	(255,835)
The following table presents the purchase price allocation of the assets acquired and liabilities assumed on June 1, 2023.
Amount
US$
Current assets	155,448
Property and equipment, net	1,401
Total identifiable assets acquired	156,849

Current liabilities	85,204
Total liabilities assumed	85,204

Net identifiable assets acquired	71,645

Total purchase consideration	70,488
Fair value of previously held equity interest	21,146
Goodwill	19,989
The following table presents the purchase price allocation of the assets acquired and liabilities assumed on April 1, 2023.
	Amount	Amortization
	US$	Years

Current assets	807,891
Property and equipment, net	2,076
Other long-term assets	589
Customer relationship	2,038,558	8.75
Apipost data	1,033,840	Indefinite life
Technology	829,984	5
Total identifiable assets acquired	4,712,938

Current liabilities	197,236
Deferred tax liabilities	585,357
Total liabilities assumed	782,593

Net identifiable assets acquired	3,930,345

Number of Class A ordinary shares issued as consideration*	1,804,630
Quoted price of Class A ordinary shares on acquisition date*	7.69
Fair value of Class A ordinary shares issued as consideration	13,877,605
Cash consideration	472,618
Total purchase consideration	14,350,223
Goodwill	10,419,878
The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023.
Amount
US$
Cash and cash equivalents	173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749

Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983

Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	74,338
The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023.
Amount
US$
Cash and cash equivalents	4,327
Other current assets	49,689
Total identifiable assets acquired	54,016

Current liabilities	94,667
Total liabilities assumed	94,667

Net identifiable assets acquired	(40,651)
Total purchase consideration	—
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)	—
Less: cash and cash equivalents in entity acquired	(4,327)
Cash outflow (inflow) on acquisition	(4,327)

Schedule of Purchase Price Allocation of Assets Acquired and Liabilities	The following table presents the purchase price allocation of the assets acquired and liabilities assumed on December 31, 2022.
Amount
Assets acquired and liabilities assumed:
Assets held for sale
Inventories	5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826

Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	29,480,000
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23,2022*	3,265,837
Closing price of Fuwei’s ordinary shares as of December 23, 2022	8.3
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	27,106,447
Total consideration	27,106,447
Bargain purchase gain	(2,373,553)
*	Before effect of the 1-5 reverse split.

Schedule of Pro Forma Information	Nonrecurring Bargain purchase gain recognized for the Merger.
	For the Year Ended June 30,
	2023	2022	2021
(US$ in thousands)	Unaudited	Unaudited	Unaudited
Pro forma revenues	$117,864	$128,193	$100,869
Pro forma net income (loss)	$(6,560)	$(1,946)	$13,692
These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.
	For the Year Ended June 30,
	2023	2022	2021
(US$ in thousands)	Unaudited	Unaudited	Unaudited
Pro forma revenues	$84,497	$71,121	$43,350
Pro forma net income (loss)	$(6,524)	$(12,337)	$3,799